Related Party Transactions (Details) - Schedule of key management personnel - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 1,954,722	$ 1,398,894
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	335,430	280,177
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	447,710	273,439
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	215,706	216,410
Short-term employee benefits paid or accrued to the Vice President of Engineering of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	289,290	300,877
Short-term employee benefits paid or accrued to certain directors and officers of the Company including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 666,586	$ 327,991